Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Assets and liabilities of discontinued operations presented separately
The assets and liabilities of discontinued operations are presented separately under the captions “Assets of discontinued operations” and “Liabilities of discontinued operations,” respectively, in the accompanying consolidated balance sheets as of March 31, 2015 and 2014, respectively, and consist of the following:

	March 31, 2015	March 31, 2014

Assets of Discontinued Operations:
Accounts and other receivables, net of allowances for sales returns and doubtful accounts of $0	$-	$-
Prepaid expenses and other current assets	-	--
Total assets of discontinued operations	$-	$-

Liabilities of Discontinued Operations:
Accrued expenses and other current liabilities	$-	$5
Total liabilities of discontinued operations	$-	$5